Financial Risk Management	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial Risk Management

17.	Financial Risk Management

Financial Risk Management

Credit Risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company’s primary exposure to credit risk is on its cash held in bank accounts. The majority of cash is deposited in bank accounts held with major banks in Canada. As the majority of the Company’s cash is held by one bank there is a concentration of credit risk. This risk is managed by using a major bank that is high credit quality financial institutions as determined by rating agencies. The Company has secondary exposure to credit risk on its receivables. The receivables consist of refundable goods and services tax from the government. Credit risk is assessed as low.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there are sufficient funds to meet its short-term business requirements, taking into account its anticipated cash flows from operations and its holdings of cash. Historically, the Company’s sole source of funding has been the issuance of equity securities for cash, primarily through private placements. The Company’s access to financing is always uncertain. There can be no assurance of continued access to significant equity funding. Liquidity risk is assessed as low.

The Company’s current liabilities are due on demand or have a term of less than a year. The Company’s long-term liabilities consist of a credit facility which is due on September 26, 2028.

Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. As at December 31, 2025, the Company loan payable of US$8,860,960 is subject to interest rate risk. The loan payable incurs interest based on the SOFR plus 5.0% per annum, payable semi-annually in U.S. dollars. The Company, with written notice, may elect to capitalize the interest payable on the Credit Facility semi-annually, in arrears, at a rate of SOFR plus 7.0%. If interest rates on the Company’s credit facility increased (decreased) by 100 basis points with all other variables held constant, finance costs on the credit facility would increase (decreased) by $121,514 (2024 - $52,207).

Foreign Currency Risk

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The foreign currency risk for the Company is low as the foreign currencies held are in the functional currency of the entities.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

17.	Financial Risk Management (continued)

Financial Risk Management (continued)

Foreign Currency Risk (continued)

The following tables detail the Company’s exposure to foreign currency risk as at December 31, 2025 and 2024, including a sensitivity analysis to changes in foreign exchange rates:

	December 31, 2025			December 31, 2024
	USD	Change in currency	Effect on income (loss)	USD	Change in currency	Effect on income (loss)
Net monetary assets	$2,905,905	10%	$398,498	$1,033,259	10%	$148,803
Net monetary liabilities	($9,806,493)	10%	($1,344,804)	($2,819,665)	10%	($406,068)

Commodity Risk

Commodity risk is the risk that the value of future cash flows and profits will fluctuate based on the prices of commodities. The Company is exposed to changes in the price of commodities. Changes in the price of commodities will impact the Company’s ability to obtain financing to explore its exploration and evaluation assets.

As at December 31, 2025, the Company has no contracts or agreements in place to mitigate these price risks.